Income tax expense - Summary of Deductible Temporary Differences for which No Deferred Tax Asset Is Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Deductible Temporary Difference that are Not Recognized as Deferred Tax Assets Explanatory [Abstract]
Deductible temporary differences	$ 371,133	$ 946,236